Principal accounting policies (Schedule of Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2017
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	2 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	3 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	4 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	5 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	50 years
Domain names and trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	9 years
Domain names and trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful live	10 years